SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 CNY (¥)	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SEGMENT REPORTING
Number of reportable segments | segment		2	2
Revenue		¥ 111,714	$ 15,305		$ 174,045	¥ 104,929
Cost of revenue		(113,318)	(15,524)	¥ (213,179)		(152,307)
Product development		(856)	(117)	(1,970)		(2,433)
Sales and marketing		(246)	(34)	(1,729)		(3,496)
General and administrative		(157,832)	(21,623)	(196,790)		(359,935)
Impairment on advance and other assets		(794)	(109)			(23,657)
Impairment on cryptocurrency						(58,624)
Impairment Loss of equipment		(6,500)	(900)	(161,002)		(176,874)
Realized gain on exchange cryptocurrencies		60,783	8,327	42,836		10,865
Fair value change on cryptocurrencies		48,290	6,616	40,036
Segment profit (loss)		(58,764)	(8,050)	(317,753)		(661,532)
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Loss on disposal of subsidiaries		(11,606)	(1,590)	(282)		(3,749)
Impairment on equity investments	¥ (1,300)	0		0		(17,252)
Interest expenses		(34,224)	(4,689)	(31,379)		(23,337)
Gain on fair value of derivative		45,037	6,170	23,171		37,250
Gain on debt relief of WoW				175,302
Gain (loss) from discontinued operations, net				156,853		(286,086)
Share of loss in equity method investments		1,100	200	0		0
Net income (loss)		(73,642)	(10,089)	12,576		(979,492)
Operating Segments
SEGMENT REPORTING
Revenue		111,714	15,305	174,045		104,929
Cost of revenue		(113,318)	(15,524)	(213,179)		(152,307)
Product development		(856)	(117)	(1,970)		(2,433)
Sales and marketing		(246)	(34)	(1,729)		(3,496)
General and administrative		(157,832)	(21,623)	(196,790)		(359,935)
Impairment on advance and other assets		(794)	(109)			(23,657)
Impairment on cryptocurrency						(58,624)
Impairment Loss of equipment		(6,505)	(891)	(161,002)		(176,874)
Realized gain on exchange cryptocurrencies		60,783	8,327	42,836		10,865
Fair value change on cryptocurrencies		(48,290)	(6,616)	(40,036)
Segment profit (loss)		(58,764)	(8,050)	(317,753)		(661,532)
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Loss on disposal of subsidiaries		(11,606)	(1,590)	(282)		(3,749)
Impairment on equity investments						(17,252)
(Impairment) gain on other investments		(7,160)	(981)	3,490		(29,958)
Interest expenses		(34,224)	(4,689)	(31,379)		(23,337)
Gain on fair value of derivative		45,037	6,170	23,171		(37,250)
Gain on debt relief of WoW				175,302
Other (expenses) gain, net		(5,803)	(795)	3,174		5,172
Gain (loss) from discontinued operations, net				156,853		(286,086)
Share of loss in equity method investments		(1,122)	(154)
Net income (loss)		(73,642)	$ (10,089)	12,576		(979,492)
Operating Segments | Cryptocurrency Mining
SEGMENT REPORTING
Revenue		110,739		168,324		97,857
Cost of revenue		(106,464)		(191,928)		(139,192)
Product development				(243)		(320)
General and administrative		(49,127)		(61,312)		(100,376)
Impairment on advance and other assets						(23,675)
Impairment on cryptocurrency						(56,171)
Impairment Loss of equipment		(6,505)		(161,002)		(176,856)
Realized gain on exchange cryptocurrencies		60,783		42,836		10,865
Fair value change on cryptocurrencies		(48,290)		(40,036)
Segment profit (loss)		57,716		(163,289)		(387,868)
Operating Segments | Corporate and Others
SEGMENT REPORTING
Revenue		975		5,721		7,072
Cost of revenue		(6,854)		(21,251)		(13,115)
Product development		(856)		(1,727)		(2,113)
Sales and marketing		(246)		(1,729)		(3,496)
General and administrative		(108,705)		(135,478)		(259,559)
Impairment on advance and other assets		(794)				18
Impairment on cryptocurrency						(2,453)
Impairment Loss of equipment						(18)
Segment profit (loss)		¥ (116,480)		¥ (154,464)		¥ (273,664)